OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2024	2023
	£m	£m
Structured Notes Programmes	355	369
Structured deposits	605	426
Zero Amortising Guaranteed Notes	95	104
	1,055	899